R SHARES | EMERGING MARKETS VALUE PORTFOLIO
Emerging Markets Value Portfolio
INVESTMENT OBJECTIVE
The investment objective of the Emerging Markets Value Portfolio (the “Emerging Markets Value Portfolio”) is to achieve long-term capital appreciation. The Emerging Markets Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, the Dimensional Emerging Markets Value Fund (the “Emerging Markets Value Fund” or “Master Fund”), which has the same investment objective and policies as the Portfolio.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Class R2 shares of the Emerging Markets Value Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	R SHARES EMERGING MARKETS VALUE PORTFOLIO Class R2 Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R SHARES EMERGING MARKETS VALUE PORTFOLIO Class R2 Shares
Management Fee	[1]	0.50%
Shareholder Services Fees	[1][2]	0.25%
Other Expenses	[1]	0.05%
Total Other Expenses	[1]	0.30%
Total Annual Fund Operating Expenses	[1]	0.80%
[1]	The "Management Fee" includes an investment management fee payable by the Emerging Markets Value Fund and an administration fee payable by the Emerging Markets Value Portfolio. The amounts set forth above reflect the direct expenses of the Emerging Markets Value Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the Emerging Markets Value Fund.
[2]	An amount up to 0.25% of the average net assets of the Portfolio's Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio's Class R2 shares ("Shareholder Services Agent").

Example
This Example is meant to help you compare the cost of investing in the Emerging Markets Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
R SHARES EMERGING MARKETS VALUE PORTFOLIO Class R2 Shares	82	255	440	990

The Example reflects the aggregate estimated annual operating expenses of the Emerging Markets Value Portfolio and the Emerging Markets Value Portfolio’s portion of the expenses of the Emerging Markets Value Fund.
Portfolio Turnover
The Emerging Markets Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Value Portfolio’s performance. During the most recent fiscal year, the Emerging Markets Value Fund’s portfolio turnover rate was 12% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Emerging Markets Value Portfolio pursues its investment objective by investing substantially all of its assets in the Emerging Markets Value Fund. The Emerging Markets Value Fund purchases emerging market equity securities that are deemed by Dimensional Fund Advisors LP (the “Advisor”) to be value stocks at the time of purchase and associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In addition, the Advisor may adjust the representation in the Emerging Markets Value Fund of an eligible company, or exclude a company, after considering profitability relative to other eligible companies. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. As a non-fundamental policy, under normal circumstances, the Emerging Markets Value Fund will invest at least 80% of its net assets in emerging markets investments that are defined in the Prospectus as Approved Markets securities. The Emerging Markets Value Fund may purchase emerging market equity securities across all market capitalizations.

The Emerging Markets Value Fund may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Emerging Markets Value Portfolio and the Emerging Markets Value Fund each may use derivatives, such as futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Emerging Markets Value Portfolio or Emerging Markets Value Fund. The Emerging Markets Value Portfolio and Emerging Markets Value Fund do not intend to use derivatives for purposes of speculation or leveraging investment returns.

The Emerging Markets Value Fund may lend its portfolio securities to generate additional income.
PRINCIPAL RISKS
Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Emerging Markets Value Fund does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Emerging Markets Value Fund that owns them, and, in turn, the Emerging Markets Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Emerging Markets Value Fund and the Emerging Markets Value Portfolio use derivatives, the Emerging Markets Value Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Value Fund may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Value Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
PERFORMANCE
The returns presented for the Class R2 shares (formerly the Class R2A shares) of the Emerging Markets Value Portfolio reflect the performance of a predecessor share class (the “Predecessor Share Class”). The Portfolio adopted the performance of the Predecessor Share Class as a result of a conversion in which the shares of the Predecessor Share Class were converted into Class R2A shares. The Class R2A shares were subsequently renamed Class R2 shares. The bar chart and table immediately following illustrate the variability of the Emerging Markets Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the performance of the Portfolio’s Class R2 shares from year to year. The table illustrates how annualized one year, five year and since inception returns of the Class R2 shares of the Portfolio compare with those of a broad measure of market performance. The Emerging Markets Value Portfolio’s past performance is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.
Emerging Markets Value Portfolio Class R2 Shares Total Returns (%)

January 2009-December 2014
Highest Quarter	Lowest Quarter
44.77 (4/09-6/09)	-26.93 (7/11-9/11)

Periods ending December 31, 2014 Annualized Returns (%)
Average Annual Total Returns R SHARES EMERGING MARKETS VALUE PORTFOLIO	One Year	Five Years	Since Inception	Inception Date
Class R2 Shares	(4.65%)	(0.37%)	(0.49%)	Jan. 29, 2008
MSCI Emerging Markets Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	(2.19%)	1.78%	0.37%